Interest-bearing Loans and Borrowings - Summary of Interest-bearing Loans and Borrowings (Detail) - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Convertible loan notes ("Novartis Notes")		£ 2,039
Bank loan	£ 20,512	19,446
Interest-bearing loans and borrowings	20,512	21,485
Current	15,139	6,838
Non-current	£ 5,373	£ 14,647